Cover Page	Jun. 20, 2025
Cover [Abstract]
Document Type	8-K
Date of Report	Jun. 20, 2025
Entity Registrant Name	ALEXANDER & BALDWIN, INC.
Entity Incorporation, State or Country Code	HI
Securities Act File Number	001-35492
Entity Tax Identification Number	45-4849780
Entity Address, City or Town	HI
Entity Address, City or Town	Honolulu,
Entity Address, Postal Zip Code	96801
Entity Address, Address Line One	P. O. Box 3440,
City Area Code	(808)
Local Phone Number	525-6611
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	ALEX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001545654
Amendment Flag	false